Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the year ended 31.12.25
Global Wealth Management (13) 60 47
Personal & Corporate Banking (2) 351 349
Asset Management 0 1 1
Investment Bank 21 126 147
Non-core and Legacy (2) 5 3
Group Items 3 0 3
Total 8 542 549
For the year ended 31.12.24
Global Wealth Management (49) 48 (1)
Personal & Corporate Banking (61) 454 393
Asset Management 0 0 0
Investment Bank 52 47 98
Non-core and Legacy (5) 60 55
Group Items 0 0 0
Total (63) 608 544
For the year ended 31.12.23
Global Wealth Management (2) 27 25
Personal & Corporate Banking 13 37 50
Asset Management 0 (1) (1)
Investment Bank 11 56 67
Non-core and Legacy 0 1 1
Group Items 1 0 1
Total 23 120 143

Disclosure Of Key Macro Economic Scenario Weights Explanatory
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.25 31.12.24
Asset price appreciation / inflation 5.0 0.0
Baseline 50.0 60.0
Mild debt crisis 0.0 15.0
Moderate stagflation crisis 30.0 0.0
Stagflationary geopolitical crisis 0.0 25.0
Global trade war 15.0 0.0

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions
One year
Three years cumulative
31.12.25
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (6.8) 8.6 6.6 0.5 (2.7)
Eurozone 2.5 1.5 (1.6) (7.9) 5.6 3.8 (0.6) (4.6)
Switzerland 2.7 1.9 (1.2) (6.3) 6.2 5.2 0.0 (3.0)
Consumer price index (percentage change)
United States 2.0 2.6 6.0 4.8 7.7 7.0 14.6 11.0
Eurozone 1.8 1.8 5.2 4.5 7.0 6.0 12.9 10.5
Switzerland 1.4 0.6 4.0 3.7 5.7 2.4 10.3 9.0
Unemployment rate (end-of-period level, %)
United States 3.2 4.5 6.8 11.0 3.0 4.3 8.4 10.8
Eurozone 6.0 6.4 7.7 11.0 6.0 6.3 8.4 10.4
Switzerland 2.7 3.1 3.7 5.1 2.6 2.7 4.1 5.4
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 11 198 99 48 40 171 15
EUR 0 15 198 110 38 40 180 15
CHF 0 13 173 76 38 35 153 5
Equity indices (percentage change)
S&P 500 20.0 12.5 (25.0) (50.0) 51.7 26.0 (5.2) (33.0)
EuroStoxx 50 16.0 7.2 (25.0) (50.0) 41.7 19.4 (13.9) (33.5)
SPI 14.0 2.5 (25.0) (50.0) 37.9 13.3 (9.0) (29.0)
Swiss real estate (percentage change)
Single-Family Homes
4.5 2.5 (3.4) (18.5) 12.0 7.7 (4.2) (25.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 1.7 (6.2) (25.6) 17.0 8.2 (7.3) (33.0)
Eurozone (House Price Index) 4.5 4.1 (5.1) (12.4) 12.9 12.7 (6.7) (18.8)
Scenario assumptions
One year
Three years cumulative
31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)
United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes
4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2024 (3,527) (487) (623) (2,417)
Net movement from new and derecognized transactions
1
(1) (28) 27 0
of which: Private clients with mortgages 2 0 2 0
of which: Real estate financing 1 (3) 4 0
of which: Large corporate clients (17) (22) 5 0
of which: Ship and aircraft financing (2) (2) 0 0
of which: SME clients 9 6 3 0
of which: Other 6 (8) 14 0
of which: Loans to financial advisors
1 0 1 0
Remeasurements with stage transfers
2
(284) 26 2 (312)
of which: Private clients with mortgages 43 2 40 0
of which: Real estate financing (3) 2 1 (7)
of which: Large corporate clients (88) 20 (32) (76)
of which: SME clients (148) 0 (6) (142)
of which: Other (87) 1 (1) (87)
Remeasurements without stage transfers
3
(277) (52) 4 (229)
of which: Private clients with mortgages (20) (9) 3 (13)
of which: Real estate financing (24) (5) 0 (19)
of which: Large corporate clients (74) (20) (1) (52)
of which: Ship and aircraft financing 19 9 10 0
of which: SME clients (153) (22) (8) (123)
of which: Other (26) (5) 0 (21)
of which: Financial intermediaries and hedge funds
(8) (6) 0 (3)
of which: Loans to financial advisors
(6) 0 1 (7)
Model changes
4
12 11 1 0
Movements with profit or loss impact
5
(549) (43) 35 (542)
Movements without profit or loss impact (write-off, FX and other)
6
95 (45) (73) 213
Balance as of 31 December 2025 (3,982) (575) (661) (2,746)
1 Represents the
increase and decrease
in allowances
and provisions resulting
from financial instruments
(including guarantees
and facilities) that
were newly originated,
purchased or renewed
and from the
final
derecognition of loans or facilities on
their maturity date or earlier.
2 Represents the remeasurement between 12-month and
lifetime ECL due to stage transfers.
3 Represents the change in allowances and provisions
related to
changes in
model inputs
or assumptions,
including changes
in forward
-looking macroeconomic
conditions,
changes in
the exposure
profile,
PD and
LGD changes,
and unwinding
of the
time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances
and provisions resulting from write-offs
of the ECL allowance against
the gross carrying amount when all
or part of a financial asset
is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2023 (1,244) (308) (272) (664)
Merger with Credit Suisse AG (2,114) (322) (268) (1,523)
Net movement from new and derecognized transactions
1
(16) (6) (21) 11
of which: Private clients with mortgages 3 (7) 9 0
of which: Real estate financing 5 3 2 0
of which: Large corporate clients (46) (21) (36) 10
of which: SME clients 6 0 6 0
of which: Other 16 18 (2) 0
of which: Financial intermediaries and hedge funds
1 0 0 1
of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(453) 23 (31) (445)
of which: Private clients with mortgages (3) 0 (3) 0
of which: Real estate financing (9) 1 (5) (5)
of which: Large corporate clients (73) 16 (7) (82)
of which: SME clients (318) 2 (9) (312)
of which: Other (50) 3 (8) (46)
of which: Financial intermediaries and hedge funds
1 0 0 1
of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
(26) 117 32 (175)
of which: Private clients with mortgages 33 18 18 (2)
of which: Real estate financing 20 7 4 9
of which: Large corporate clients 74 52 38 (17)
of which: SME clients (94) 6 1 (100)
of which: Other (59) 34 (28) (65)
of which: Sovereigns
(9) 12 (21) 0
of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
(49) (14) (35) 0
Movements with profit or loss impact
5
(544) 120 (55) (608)
Movements without profit or loss impact (write-off, FX and other)
6
376 24 (28) 379
Balance as of 31 December 2024 (3,527) (487) (623) (2,417)
1 Represents the
increase and decrease
in allowances
and provisions resulting
from financial instruments
(including guarantees
and facilities) that
were newly originated,
purchased or renewed
and from the
final
derecognition of loans or facilities on
their maturity date or earlier.
2 Represents the remeasurement between 12-month and
lifetime ECL due to stage transfers.
3 Represents the change in allowances and provisions
related to
changes in
model inputs
or assumptions,
including changes
in forward
-looking macroeconomic
conditions,
changes in
the exposure
profile,
PD and
LGD changes,
and unwinding
of the
time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances
and provisions resulting from write-offs
of the ECL allowance against
the gross carrying amount when all
or part of a financial asset
is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
ECL stage 2 (“significant deterioration in credit risk”) allowances / provisions as of 31 December 2025 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
Private clients with mortgages (18) (11) 0 (7)
Real estate financing (27) (26) 0 (1)
Large corporate clients (178) (79) (95) (5)
SME clients (119) (97) (19) (3)
Ship / aircraft financing (10) (9) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Consumer financing/ credit cards (39) 0 (16) (23)
Other (269) (268) (1) (1)
On- and off-balance sheet
(661) (489) (131) (42)

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
31.12.25
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 209.9 209.9
Amounts due from banks 19.2 0.0 0.0 0.1 19.1
Receivables from securities financing transactions
measured at amortized cost 83.7 0.0 78.1 4.5 1.0
Cash collateral receivables on derivative
instruments
4,5
41.6 25.8 15.7
Loans and advances to customers 658.8 37.2 151.6 382.4 47.5 7.3 32.9
Other financial assets measured at amortized cost 72.0 0.2 0.7 6.7 0.0 64.4
Total financial assets measured at amortized cost 1,085.1 37.3 230.4 382.4 58.7 25.8 0.0 7.5 342.9
Financial assets measured at fair value
through other comprehensive income – debt 13.9 13.9
Total maximum exposure to credit risk reflected on
the balance sheet within the scope of ECL 1,099.0 37.3 230.4 382.4 58.7 25.8 0.0 7.5 356.8
Guarantees
6
47.1 1.6 28.6 0.3 1.8 2.6 12.1
Irrevocable loan commitments 81.9 0.3 4.9 2.2 23.9 3.1 47.6
Forward starting reverse repurchase and securities
borrowing agreements 10.7 10.7
Committed unconditionally revocable credit lines 123.0 14.9 48.2 11.9 1.5 1.3 45.2
Total maximum exposure to credit risk not reflected
on the balance sheet within the scope of ECL 262.7 16.8 92.4 14.4 27.2 0.0 0.0 7.1 104.8
31.12.24
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks 18.1 0.2 0.0 0.2 17.7
Receivables from securities financing transactions
measured at amortized cost 118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative
instruments
4,5
44.0 28.3 15.7
Loans and advances to customers 587.3 32.9 130.3 341.1 41.1 9.6 32.4
Other financial assets measured at amortized cost 59.3 0.2 0.7 0.0 5.3 53.1
Total financial assets measured at amortized cost 1,050.3 33.1 244.3 341.1 50.6 28.3 0.0 9.8 343.2
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk reflected on
the balance sheet within the scope of ECL 1,052.5 33.1 244.3 341.1 50.6 28.3 0.0 9.8 345.4
Guarantees
6
40.2 1.9 19.6 0.4 2.3 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 0.0 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9
Committed unconditionally revocable credit lines 148.8 19.4 61.6 12.9 1.5 3.1 50.3
Total maximum exposure to credit risk not reflected
on the balance sheet within the scope of ECL 293.3 21.4 109.9 14.9 26.4 0.0 0.0 11.2 109.4
1 Of which USD 3,808
m for 31 December 2025
(31 December 2024: USD
3,742
m) relates to total credit-impaired
financial assets measured at amortized
cost and USD
135
m for 31 December 2025
(31 December
2024: USD 356
m) relates to total off-balance
sheet financial instruments and
credit lines for credit-impaired
positions.
2 Collateral arrangements
generally incorporate a
range of collateral,
including cash, equity
and debt instruments, real estate, and
other collateral. For the purpose of this
disclosure, UBS AG applies a risk-based
approach that generally prioritizes collateral according
to its liquidity profile. In the case of loan
facilities with funded and unfunded elements, the collateral is first allocated to the funded element. For legacy Credit Suisse infrastructure a risk-based approach is applied that generally prioritizes real estate collateral and prioritizes other collateral according to its liquidity profile. In the case of loan facilities with funded and unfunded elements, the collateral is proportionally allocated.
3 Includes but is not limited to life insurance
contracts, rights in
respect of subscription or
capital commitments from fund
partners, lien claims on
assets of borrowers, leasing
items, mortgage loans,
inventory, gold and
other commodities.
4 Included within
Cash collateral
receivables on
derivative instruments
are margin
balances due
from exchanges
or clearing
houses. Some
of these
margin balances
reflect amounts
transferred on
behalf of
clients who
retain the
associated credit risk.
5 The amount shown in the
“Netting” column represents the netting potential
not recognized on the balance sheet.
Refer to Note 21 for more
information.
6 Guarantees collateralized by
equity and debt
instruments include certain
overnight repurchase and
reverse repurchase transactions
where UBS acts
as a sponsoring
member for eligible
clients when clearing
through the Fixed
Income Clearing
Corporation (the FICC). As part of this arrangement, UBS guarantees the FICC for prompt and full payment and performance of the clients‘ respective obligations under the
FICC’s rules. The Group minimizes its liability
under these guarantees by obtaining a security interest in the cash or high-quality securities collateral that the clients place with the clearing house; therefore, the risk of loss is expected to be remote.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total
gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 209,251 24 28 303 514 0 210,120 (262) 209,858 of which: stage 1 209,251 24 28 303 0 0 209,606 0 209,606
of which: stage 2 0 0 0 0 514 0 514 (262) 252
of which: stage 3 0 0 0 0 0 0 0 0 0
Amounts due from banks 63 12,024 2,346 3,889 936 0 19,257 (14) 19,243 of which: stage 1 63 12,022 2,315 3,881 848 0 19,128 (9) 19,119 of which: stage 2 0 2 31 8 88 0 129 (5) 124
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
of which: stage 1 29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
Cash collateral receivables on derivative instruments 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552 of which: stage 1 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552
Loans and advances to customers 11,726 264,056 180,815 150,352 47,876 7,172 661,997 (3,236) 658,760
of which: stage 1 11,534 261,327 174,715 140,565 41,126 0 629,266 (352) 628,914
of which: stage 2 192 2,729 6,100 9,787 6,750 0 25,558 (271) 25,287 of which: stage 3 0 0 0 0 0 7,172 7,172 (2,613) 4,559
Other financial assets measured at amortized cost 18,242 40,067 2,805 8,644 2,080 309 72,147 (122) 72,025 of which: stage 1 18,241 39,988 2,699 8,193 1,460 0 70,581 (29) 70,552 of which: stage 2 1 79 106 451 620 0 1,256 (9) 1,247
of which: stage 3 0 0 0 0 0 309 309 (84) 225
Total financial assets measured at amortized cost 280,014 357,279 208,069 183,269 52,618 7,481 1,088,729 (3,635) 1,085,094
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,148 12,590 9 113 8 0 13,868 0 13,868
Total on-balance sheet financial instruments 281,162 369,869 208,078 183,381 52,626 7,481 1,102,597 (3,635) 1,098,962
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Financial assets subject to credit risk by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,734 442 24 0 313 0 223,514 (186) 223,329 of which: stage 1 222,734 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 313 0 313 (186) 128
Amounts due from banks 156 14,528 2,331 799 338 0 18,153 (42) 18,111 of which: stage 1 156 14,496 2,253 780 228 0 17,913 (1) 17,912 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: stage 3 0 0 0 1 35 0 37 (36) 0
Receivables from securities financing transactions
67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,921 264,783 171,138 107,851 37,827 6,656 590,177 (2,830) 587,347
of which: stage 1 1,921 263,009 167,732 99,328 28,818 0 560,807 (276) 560,531
of which: stage 2 0 1,762 3,400 8,493 8,976 0 22,632 (323) 22,309 of which: stage 3 0 12 6 30 33 6,656 6,737 (2,230) 4,506
Other financial assets measured at amortized cost 26,310 21,139 2,939 7,060 1,669 296 59,413 (135) 59,279 of which: stage 1 26,310 21,108 2,912 6,921 1,419 0 58,670 (25) 58,645 of which: stage 2 0 30 27 139 250 0 447 (7) 439
of which: stage 3 0 0 0 0 1 296 297 (103) 194
Total financial assets measured at amortized cost 328,754 337,923 190,587 147,701 41,601 6,953 1,053,520 (3,195) 1,050,326
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 330,147 338,625 190,587 147,801 41,601 6,953 1,055,715 (3,195) 1,052,521
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
26,246 6,121 6,497 6,387 1,708 142 47,102 (50)
of which: stage 1 26,245 6,035 6,256 5,604 1,371 0 45,512 (15)
of which: stage 2 1 86 241 783 337 0 1,448 (22)
of which: stage 3 0 0 0 0 0 142 142 (13)
Irrevocable loan commitments 1,570 22,972 20,787 19,574 17,011 208 82,122 (227)
of which: stage 1 1,570 22,778 20,493 19,339 13,796 0 77,976 (114)
of which: stage 2 0 194 294 235 3,215 0 3,938 (77)
of which: stage 3 0 0 0 0 0 208 208 (36)
Forward starting reverse repurchase and securities borrowing agreements 3,783 6,057 234 648 0 0 10,723 0
Total off-balance sheet financial instruments 31,600 35,150 27,518 26,609 18,719 350 139,947 (277)
Credit lines
Committed unconditionally revocable credit lines 44,348 34,680 23,783 15,522 4,525 248 123,107 (67)
of which: stage 1 44,298 33,511 22,830 14,625 4,146 0 119,410 (51)
of which: stage 2 50 1,170 953 897 379 0 3,449 (16)
of which: stage 3 0 0 0 0 0 247 248 0
Irrevocable committed prolongation of existing loans 6 2,882 2,372 1,841 1,071 5 8,178 (3)
of which: stage 1 6 2,871 2,369 1,831 1,064 0 8,141 (3)
of which: stage 2 0 11 3 10 8 0 32 0
of which: stage 3 0 0 0 0 0 5 5 0
Total credit lines 44,354 37,562 26,156 17,363 5,596 253 131,284 (70)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
17,395 7,283 8,403 5,197 1,829 174 40,280 (61)
of which: stage 1 17,395 7,247 8,362 4,485 1,371 0 38,860 (16)
of which: stage 2 0 36 41 708 458 0 1,242 (24)
of which: stage 3 0 0 0 4 0 174 178 (22)
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,764 243 79,579 (192)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 243 243 (26)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,514 31,126 30,763 44,342 19,593 417 144,755 (253)
Credit lines
Committed unconditionally revocable credit lines 2,180 101,163 22,877 15,991 6,434 255 148,900 (75)
of which: stage 1 2,180 100,606 22,416 15,423 5,872 0 146,496 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 255 255 0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 103,161 23,823 16,730 7,351 257 153,508 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.

Scenario Sensitivity Analysis Explanatory
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2025
Actual ECL allowances
and provisions,
including staging (as
per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL
allowances and
provisions, assuming
all positions are
subject to lifetime ECL
Scenarios Weighted average
100% Asset price
appreciation 100% Baseline
100% Moderate
stagflation
100% Global
trade war Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (62) (35) (38) (114) (436) (215)
Real estate financing (60) (49) (53) (108) (129) (151)
Large corporate clients (399) (260) (306) (525) (791) (664)
SME clients (212) (195) (208) (312) (493) (340)
Ship financing (10) (9) (9) (10) (14) (22)
Consumer financing / credit cards (80) (74) (75) (80) (87) (239)
Other segments (415) (409) (413) (442) (469) (514)
Total (1,237) (1,030) (1,102) (1,591) (2,418) (2,146)
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2024
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL
allowances and
provisions,
assuming all
positions are
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (295) (246) (370) (283) (395)
Total (1,110) (818) (2,381) (1,116) (2,234)

Scenario Sensitivity Analysis Calculation Change Explanatory
Potential effect on stage 1 and stage 2 positions from changing the global key parameters as of 31 December 2025
USD m 100% Baseline
100% Asset price
appreciation
100% Moderate
stagflation crisis
100% Global
trade war
Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–1.00% (2) (2) (62) (61) (11)
–0.50% (2) (2) (34) (42) (6)
+0.50% 11 9 39 96 12
+1.00% 25 20 86 208 28
Unemployment rate (absolute change)
–1.00% (9) (7) (25) (36) (8)
–0.50% (5) (4) (10) (20) (5)
+0.50% 8 6 18 22 5
+1.00% 14 12 33 52 13
Real GDP growth (relative change)
–2.00% 32 17 46 75 31
–1.00% 15 9 25 37 16
+1.00% (7) (6) (20) (27) (13)
+2.00% (15) (12) (45) (60) (27)
House Price Index (relative change)
–5.00% 20 13 56 240 34
–2.50% 9 5 25 110 15
+2.50% (6) (5) (22) (97) (13)
+5.00% (12) (9) (40) (182) (25)
Equity & Commodity Index (relative change)
–10.00% 13 7 10 6 7
–5.00% 5 4 6 1 3
+5.00% (2) (2) 0 (5) (3)
+10.00% (4) (4) (3) (6) (5)
Equity Volatility (absolute change)
–10.00% (7) (4) (11) (17) (9)
–5.00% (4) (2) (5) (9) (5)
+5.00% 7 2 6 12 5
+10.00% 12 6 16 26 10